Deconsolidation of Subsidiaries	12 Months Ended
Dec. 31, 2016
Deconsolidation Of Subsidiaries
Deconsolidation of Subsidiaries
5.	Deconsolidation of Subsidiaries

The Company experienced difficulties to serve its debt obligations under the $100 million loan agreement with ABN AMRO Bank N.V and in November 2016, a special committee consisting of the Company’s independent directors (“Special Committee”) was established to evaluate the potential transfer of ownership of the companies owning the vessels Box Voyager, Box Trader and Maule to entities affiliated with Mr. Michael Bodouroglou, the Company’s Chairman, President, Chief Executive Officer and Interim Chief Financial Officer. The Special Committee determined it was in the best interest of the Company and its shareholders to sell the vessel-owning subsidiaries to entities controlled by Mr. Michael Bodouroglou, and the Company was released from its obligations under the loan agreement in connection therewith.

On November 24, 2016 (the “Closing Date”), the Company (the “Seller”) sold of all of the issued and outstanding capital stock of the companies owning the vessels Box Voyager, Box Trader and Maule at a sale price of $0.50 per company to entities affiliated with Mr. Michael Bodouroglou (the “Buyer”). The sale price was determined based on a financial analysis performed by an independent third party. The transaction included the transfer of all assets and liabilities, while any revenues generated and expenses incurred prior to that date are included in the consolidated statements of comprehensive income / (loss). Pursuant to the share purchase agreement the Buyer granted to the Seller a right to buy back the shares (“Call Option”) at the same consideration for a period of 90 days from the Closing Date, subject to lender’s approval and reimbursement by the Seller of all payments and/or repayments under the loan agreement (including but not limited to any principal and accrued interest) from the Closing Date until the Call Option date.

The above transaction resulted in a gain from deconsolidation of subsidiaries of $17,865,874, net of $403,090 related party fees discussed in Note 4, which is separately reflected in the consolidated statements of comprehensive income / (loss).